CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.7

Client Name:
Client Project Name:	CSMC 2021-NQM4
Start - End Dates:	11/9/2016 - 5/19/2021
Deal Loan Count:	143

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	3
Property Valuations	Property	PRVAPROP111	Legal Nonconforming w/out Rebuild Letter	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Total				8

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